Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2018
Cash and cash equivalents
Summary of Cash and cash equivalents
Cash and cash equivalents
in € THOUS
	September 30,	December 31,
	2018	2017
Cash	625.967	620.145
Securities and Time deposits	1.128.085	357.964
Cash and cash equivalents	1.754.052	978.109